Deposits for Property and Equipment	12 Months Ended
Jun. 30, 2020
Deposits For Property And Equipment [Abstract]
DEPOSITS FOR PROPERTY AND EQUIPMENT
12.	DEPOSITS FOR PROPERTY AND EQUIPMENT

Deposits for property and equipment consisted of the following:

	June 30, 2020	June 30, 2019

Deposits for leasehold improvements	$849,245	$624,112
Deposits for office equipment	-	41,268
	$849,245	$665,380

The deposits for leasehold improvements mainly represented the deposits for lease improvements of the Company’s research and development center which was delayed as a result of outbreak of COVID-19, and is expected to complete in December 2020.